As filed with the Securities and Exchange Commission on June 15, 2015
File Nos. 333-148886 and 811-22177

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement Under the Securities Act of 1933
Post-Effective Amendment No. 2
and
Registration Statement Under the Investment Company Act of 1940
Amendment No. 2

EXCHANGE TRADED SPREADS TRUST
(Exact Name of Registrant as Specified in its Charter)

44 Montgomery Street, Suite 2100, San Francisco, California 94104
(Address of Principal Executive Office)

Registrant's Telephone Number: (415) 398-2727

STEPHEN C. ROGERS
44 Montgomery Street, Suite 2100, San Francisco, California 94104
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
|X|	immediately upon filing pursuant to Rule 485(b)
|_|	on ______________ pursuant to Rule 485(b)
|_|	60 days after filing pursuant to Rule 485(a)(1)
|_|	75 days after filing pursuant to Rule 485(a)(2)
|_|	on ______________ pursuant to Rule 485(a)

PLEASE SEND ALL COMMUNICATIONS, NOTICE, AND ORDER TO:

Stephen C. Rogers
ETSpreads, LLC
44 Montgomery Street, Suite 2100
San Francisco, CA 94104

WITH A COPY TO:
James M. Cain, Esq.
Sutherland Asbill & Brennan LLP
700 Sixth Street, NW., Suite 700
Washington, D.C. 20001-3980

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 1 filed May 26, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, the State of Colorado, on June 15, 2015.

Exchange Traded Spreads Trust
(Registrant)

By /s/ Stephen C. Rogers
Stephen C. Rogers, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers		Principal Executive Officer	June 15, 2015
Stephen C. Rogers		and Trustee

/s/ Kevin T. Kogler*		Trustee	June 15, 2015
Kevin T. Kogler

/s/ Stephen H. Sutro*		Trustee	June 15, 2015
Stephen H. Sutro

* By:	/s/ Stephen C. Rogers

Stephen C. Rogers, Attorney-in-Fact Pursuant to Power of Attorney dated October 24, 2013.

  EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase